Cover	Aug. 14, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2024
Entity File Number	001-34249
Entity Registrant Name	FARMER BROTHERS CO
Entity Central Index Key	0000034563
Entity Tax Identification Number	95-0725980
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14501 N Fwy
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76177
City Area Code	615
Local Phone Number	549-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	FARM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1912 Farmer Brothers Drive
Entity Address, City or Town	Northlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76262